Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 110,675,710
Previously Paid Amount	0.00
Total Fee Amount	15,284.32
Total Offset Amount	0.00
Net Fee	15,284.32
Narrative - Max Aggregate Offering Price	$ 110,675,710
Final Prospectus	true